Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment [Abstract]
Depreciation expenses	$ 835	$ 777	$ 546